INCOME TAXES - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Net operating losses					$ 71,553,413	$ 66,025,752
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income Taxes, that has determined that it has an uncertain position that resulted in a tax reserve	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,348,904	$ 1,372,064	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses subject to expiration					$ 161,064,722